Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue	$ 2,265	$ 5,356
Cost of Revenue	1,452	2,706
Gross profit	813	2,650
Research and development expenses	384	259
Selling and marketing expenses	539	699
General and administrative expenses	1,499	1,425
Operating Profit (Loss)	(1,609)	267
Listing expenses		879
Finance Expenses	65	232
Finance Income	38	148
Loss before income taxes	(1,636)	(696)
Income taxes expenses
Net Loss for the period	(1,636)	(696)
Amounts that shall not be subsequently reclassified to profit and loss:
Loss from remeasurement of defined benefit plans
Total comprehensive loss for the period	$ (1,636)	$ (696)
Basic loss per share (in Dollars per share)	$ (0.2736)	$ (0.1358)
Weighted average of the number of ordinary shares used to calculate basic loss per share (in Shares)	5,980,013	5,123,789
Diluted loss per share (in Dollars per share)	$ (0.2736)	$ (0.1358)
Weighted average of the number of ordinary shares used to calculate diluted loss per share (in Shares)	5,980,013	5,123,789